As filed with the Securities and Exchange Commission on December 19, 2014
Registration Nos.: 333-158546; 811-03972

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	(X)
PRE-EFFECTIVE AMENDMENT NO.	( )
POST-EFFECTIVE AMENDMENT NO. 6	(X)
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 59	(X)

FUTUREFUNDS SERIES ACCOUNT
(Exact name of Registrant)
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Name of Depositor)
8515 East Orchard Road
Greenwood Village, Colorado 80111
(Address of Depositor's Principal Executive Officers)  (Zip Code)

Depositor's Telephone Number, including Area Code:
(800) 537-2033

Beverly A. Byrne, Esq.
Senior Vice President, Legal, and Chief Compliance Officer
Great-West Life & Annuity Insurance Company
8515 East Orchard Road
Greenwood Village, Colorado  80111
(Name and Address of Agent for Service)

Copy to:
Ann B. Furman, Esq.
Carlton Fields Jorden Burt, P.A.
1025 Thomas Jefferson Street, N.W., Suite 400 East
Washington, D.C.  20007-5208

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485
☐	On ______________, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	On , pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: flexible premium deferred variable annuity contracts.

EXPLANATORY NOTE

Registrant is filing this Post-Effective Amendment No. 6 for the purpose of updating the disclosure in the form of a prospectus supplement and Part C. In all other respects the registration statement (including the prospectus and statement of additional information, both dated May 1, 2014) remains the same. This Post-Effective Amendment No. 6 does not otherwise delete, amend or supersede any information contained in the Registration Statement, except as expressly provided herein. This Post-Effective Amendment No. 6 incorporates by reference the information contained in Part A and Part B of Post-Effective Amendment No. 5, filed on April 29, 2014.

FutureFunds Series Account of
Great-West Life & Annuity Insurance Company

Supplement dated December 19, 2014 to
Prospectus dated May 1, 2014

This supplement adds certain information to and amends certain information contained in the Prospectus dated May 1, 2014. Please read it carefully and keep it with your Prospectus for future reference.

IMPORTANT INFORMATION REGARDING ELIGIBLE FUND ADDITION

Effective immediately, the following Eligible Funds is added as an available Investment Division of the Series Account:

Putnam Income Fund - Class A

As a result, please note the following changes to your Prospectus.

Add the following under the heading “Allocating Your Money” on page ii of the Prospectus:

Putnam Income Fund - Class A

Add the following under the “Public Eligible Funds" heading on page 6 of the Prospectus:

•	Putnam Income Fund - Class A

Add the following under the "Putnam Funds" subheading of the “Investment Objectives and Advisers" heading on page 10 of the Prospectus:

Putnam Income Fund (Class A) seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.

This Supplement must be accompanied by or read in conjunction with the current Prospectus, dated May 1, 2014, and should be retained for future reference.

PART C
OTHER INFORMATION

Item 24.        Financial Statements and Exhibits

(a)	Financial Statements
The consolidated balance sheets of Great-West Life & Annuity Insurance Company (“Great-West”) and subsidiaries as of December 31, 2013 and 2012, and the related consolidated statements of income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2013, and the statements of assets and liabilities of each of the investment divisions which comprise FutureFunds Series Account of Great-West (the “Series Account”) as of December 31, 2013, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods presented, are incorporated by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 registration statement filed on April 29, 2014 (File No. 333-158546).

(b)	Exhibits

(1)	Copy of resolution of the Board of Directors is incorporated by reference to Registrant’s Post Effective Amendment No. 32 to Form N-4 registration statement filed on April 25, 2002 (File No. 2-89550).

(2)	Not applicable.

(3)
Underwriting Agreement between Depositor and GWFS Equities, Inc. (formerly BenefitsCorp Equities, Inc.) is incorporated by reference to Registrant’s Post Effective Amendment No. 23 to Form N-4 registration statement filed on May 1, 1997 (File No. 2–89550).

(4)	Form of Group Fixed and Variable Deferred Annuity Contract is incorporated by reference to Registrant’s Initial Form N-4 registration statement filed on April 13, 2009 (File No. 333-158546).

(5)	Form of Application is incorporated by reference to Registrant’s Initial Form N-4 registration statement filed on April 13, 2009 (File No. 333-158546).

(6)
Copies of Articles of Incorporation of Depositor are incorporated by reference to Pre-Effective Amendment No. 2 to the registration statement filed by Variable Annuity-1 Series Account on Form N-4 on October 30, 1996 (File No. 811-07549). Amended and Restated Bylaws of the Depositor are incorporated by reference to Registrant’s Post-Effective Amendment No. 38 to Form N-4 registration statement filed on April 24, 2006 (File No. 2-89550).

(7)	Not applicable.

(8)(a)
Form of Participation Agreement between Registrant and Great-West Funds, Inc. (formerly Maxim Series Fund, Inc.); Form of Fund Participation Agreement for Unaffiliated Insurance Products Funds; and, Form of Fund Participation Agreement for Retail Funds are incorporated by reference to Registrant’s Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550).

(8)(b)
Fund Participation Agreement, dated June 6, 2000, with American Century Investment Management, Inc. and American Century Investment Services, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(c)
Fund Participation Agreement, dated March 12, 2004, with Davis New York Venture Fund, Davis Select Advisers, L.P. and Davis Distributors, LLC is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(d)
Participation Agreement, dated September 13, 1999, with The Alger American Fund, Fred Alger Management Inc. and Fred Alger & Company, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(e)
Participation Agreement, dated October 26, 2006, with Variable Insurance Products Funds and Fidelity Distributors Corporation is incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement filed by COLI VUL-2 Series Account on Form N-6 on April 30, 2007 (File No. 333-70963).

(8)(f)
Participation Agreement, dated June 1, 1998, with Janus Aspen Series and Janus Capital Management LLC (formerly, Janus Capital Corporation) is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(g)
Participation Agreement, dated May 1, 2008, with MFS Variable Insurance Trust and MFS Fund Distributors is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(h)
Participation Agreement, dated April 30, 2008, with Putnam Variable Trust and Putnam Retail Management Limited Partnership is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(i)
Fund Participation Agreement, dated July 26, 2004, with RidgeWorth Funds (formerly, STI Classic Funds), RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management Inc.) and BISYS Fund Services Limited Partnership, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(8)(j)
Fund Participation Agreement, dated April 30, 2009, with Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. are incorporated by reference to Post-Effective Amendment No. 21 to Form N-4 registration Statement filed April 16, 2010 (File No. 333-52956).

(8)(k)
Fund Participation Agreement, dated July 23, 2009, with Lord Abbett Family of Funds and Lord Abbett Distributors, LLC is incorporated by reference to Registrant’s Post-Effective Amendment No. 47 to Form N-4 registration statement filed on April 30, 2010 (File No. 2-89550).

(8)(l)
Form of Shareholder Information Agreement with Eligible Funds is incorporated by reference to Registrant’s Post-Effective Amendment No. 42 to Form N-4 registration statement filed on April 30, 2007 (File No. 2-89550).

(8)(m)	Form of Fund Participation Agreement, dated September 9, 1999, with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc., is filed herewith.

(9)	Opinion of Counsel is filed is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to Form N-4 registration statement filed August 7, 2009 (File No. 333-158546).

(10)(a)	Written Consent of Carlton Fields Jorden Burt, P.A., is filed herewith.

(10)(b)	Written Consent of Deloitte & Touche LLP is filed herewith.

(11)	Not applicable.

(12)	Not applicable.

(13)
Powers of Attorney for Messrs. Balog , A. Desmarais, P. Desmarais, Jr., Louvel, McFeetors, Nickerson, Orr, Plessis-Bélair, P. Ryan and Walsh are incorporated by reference to Registrant’s Initial Form N-4 registration statement filed on April 13, 2009 (File No. 333-158546). Powers of Attorneys for Messrs. T. Ryan, Royer and Rousseau are incorporated by reference to Post-Effective Amendment No. 1 filed April 30, 2010 (File No. 333-158546). Powers of Attorney for Messrs. Bernbach, Selitto, Mahon, and Tretiak are incorporated by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 registration statement filed on April 29, 2014 (File No. 333-158546).

Item 25.      Directors and Officers of the Depositor

Name	Principal Business Address	Positions and Offices with Depositor

R.J. Orr	(4)	Chairman of the Board

J.L. Bernbach	32 East 57th Street, 10th Floor New York, NY 10022	Director

M.R. Coutu	Brookfield Asset Management Inc. 335 - 8th Avenue SW - Suite 1700 Calgary, AB T2P 1C9	Director

A. Desmarais	(4)	Director

O. Desmarais	(4)	Director

P. Desmarais, Jr.	(4)	Director

P. Desmarais III	(4)	Director

A. Louvel	930 Fifth Avenue, Apt. 17D New York, NY 10021	Director

P.A. Mahon	(1)	Director

J.E.A. Nickerson	H.B. Nickerson & Sons Limited P.O. Box 130 North Sydney, Nova Scotia, Canada B2A 3M2	Director

M. Plessis-Bélair	(4)	Director

R.L. Reynolds	(2)	Director, President and Chief Executive Officer

H.P. Rousseau	(4)	Director

R. Royer	(4)	Director

T.T. Ryan, Jr.	JP Morgan Chase 270 Park Avenue, Floor 47 New York, NY 10017	Director

J.J. Selitto	437 West Chestnut Hill Avenue Philadelphia, PA 19118	Director

G.D. Tretiak	(4)	Director

B.E. Walsh	Saguenay Capital, LLC The Centre at Purchase Two Manhattanville Road, Suite 403 Purchase, NY 10577	Director

E. Murphy	(2)	President, Retirement Services

D.L. Musto	(2)	Executive Vice President, Retirement Services

C.P. Nelson	(2)	Executive Vice President, Retirement Services

R.K. Shaw	(2)	Executive Vice President, Individual Markets

B.A. Byrne	(3)	Senior Vice President, Legal and Chief Compliance Officer

M.R. Edwards	(3)	Senior Vice President, FASCore Operations

E.P. Friesen	(2)	Senior Vice President and Chief Investment Officer, General Account

W.S. Harmon	(2)	Senior Vice President, 401(k) Standard Markets

S. Jenks	(2)	Senior Vice President, Marketing

R.J. Laeyendecker	(2)	Senior Vice President, Executive Benefits Markets

L.J. Manello, Jr.	(2)	Senior Vice President and Chief Financial Officer

D.G. McLeod	(2)	Senior Vice President, Product Management

R.G. Schultz	(3)	Senior Vice President, General Counsel and Secretary

B. Schwartz	(2)	Senior Vice President, Commercial Mortgage Investments

C.S. Tocher	(2)	Senior Vice President and Chief Investment Officer, Segregated Funds

C.Wadell	(2)	Senior Vice President, RPS Segment Product & Marketing

(1) 100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.
(2) 8515 East Orchard Road, Greenwood Village, Colorado 80111.
(3) 8525 East Orchard Road, Greenwood Village, Colorado 80111.
(4) Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.

Item 26.     Persons controlled by or under common control with the Depositor or Registrant as of 12/31/13

The Registrant is a separate account of Great-West Life & Annuity Insurance Company (the “Depositor”), a stock life insurance company organized under the laws of the State of Colorado. The Depositor is an indirect subsidiary of Power Corporation of Canada. An organizational chart for Power Corporation of Canada is set out below.

Organizational Chart – December 31, 2013

I.    OWNERSHIP OF POWER CORPORATION OF CANADA

The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:

The Desmarais Family Residuary Trust
99.999% - Pansolo Holding Inc.
100% - 3876357 Canada Inc.
100% - 3439496 Canada Inc.
100% - Capucines Investments Corporation
32% - Nordex Inc. (68% also owned directly by the Desmarais Family Residuary Trust)
94.9% - Gelco Enterprises Ltd. (5.1% also owned directly by the Desmarais Family Residuary Trust)
53.60% - Power Corporation of Canada

The total voting rights of Power Corporation of Canada (PCC) controlled directly and indirectly by the Desmarais Family Residuary Trust are as follows. There are issued and outstanding as of December 31, 2013 411,399,721 Subordinate Voting Shares (SVS) of PCC carrying one vote per share and 48,854,772 Participating Preferred Shares (PPS) carrying 10 votes per share; hence the total voting rights are 899,947,441.

Pansolo Holding Inc. owns directly 15,216,033 SVS and 367,692 PPS, entitling Pansolo Holding Inc. directly to an aggregate percentage of voting rights of 18,892,953 or 2.1 % of the total voting rights attached to the shares of PCC. Pansolo Holding Inc. wholly owns 3876357 Canada Inc., 3439496 Canada Inc. and Capucines Investments Corporation which respectively own 40,686,080 SVS, 3,236,279 SVS, 3,125,000 SVS of PCC, representing respectively 4.52%, 0.36%, 0.35 % of the aggregate voting rights of PCC.

Gelco Entreprises Ltd owns directly 48,235,700 PPS, representing 53.60% of the aggregate voting rights of PCC (PPS (10 votes) and SVS (1 vote)). Hence, the total voting rights of PCC under the direct and indirect control of the Desmarais Family Residuary Trust is approximately 61.10%; note that this is not the equity percentage.

The Desmarais Family Residuary Trust also owns 1,561,750 SVS of PCC.

II.	OWNERSHIP BY POWER CORPORATION OF CANADA

Power Corporation of Canada has a 10% or greater voting interest in the following entities:

A.    Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.78% - Power Financial Corporation
67.0% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. Inc.
                    100.0% - GWL&A Financial Inc.
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II
60.0% - Great-West Life & Annuity Insurance Capital, LLC
60.0% - Great-West Life & Annuity Insurance Capital, LLC II
100.0% - Great-West Life & Annuity Insurance Company
100.0% - Great-West Life & Annuity Insurance Company of New York
100.0% - Advised Assets Group, LLC
100.0% - GWFS Equities, Inc.
100.0% - Great-West Life & Annuity Insurance Company of South Carolina
100.0% - Emjay Corporation
100.0% - FASCore, LLC
50.0% - Westkin Properties Ltd.
65.17% - Great-West Funds, Inc.
100.0% - Great-West Capital Management, LLC
100.0% - Great-West Trust Company, LLC
100.0% - Lottery Receivables Company One LLC
100.0% - LR Company II, L.L.C.
100.0% - Singer Collateral Trust IV
             100.0% - Singer Collateral Trust V

B.    Putnam Investments Group of Companies (Mutual Funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.78% - Power Financial Corporation
67.0% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100% - Great-West Lifeco U.S. Inc.
     100% - Putnam Investments, LLC
                     100.0% - Putnam Acquisition Financing Inc.
100.0% - Putnam Acquisition Financing LLC
100.0% - Putnam U.S. Holdings I, LLC
100.0% - Putnam Investment Management, LLC
100.0% - Putnam Fiduciary Trust Company (NH)
100.0% - Putnam Investor Services, Inc.
100.0% - Putnam Retail Management GP, Inc.
99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)
100.0% - PanAgora Holdings Inc.
80.0% - PanAgora Asset Management, Inc.
100.0% -Putnam GP Inc.
99.0% - TH Lee Putnam Equity Managers LP (1% owned by Putnam GP Inc.)
100.0% - Putnam Investment Holdings, LLC
100.0% - Savings Investments, LLC
100.0% - Putnam Aviation Holdings, LLC
100.0% - Putnam Capital, LLC
100.0% - The Putnam Advisory Company, LLC
100.0% - Putnam Investments Inc.
100.0% - Putnam Investments (Ireland) Limited
100.0% - Putnam Investments Australia Pty Limited
100.0% - Putnam Investments Securities Co., Ltd.
100.0% - Putnam International Distributors, Ltd.
            100.0% - Putnam Investments Argentina S.A.
100.0% - Putnam Investments Limited

C.    The Great-West Life Assurance Company Group of Companies (Canadian insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.78% - Power Financial Corporation
67.0% - Great-West Lifeco Inc.
100.0% - 2142540 Ontario Inc.
100.0% - Great-West Lifeco Finance (Delaware) LP
100.0% - Great-West Lifeco Finance (Delaware) LLC
100.0% - 2023308 Ontario Inc.
100.0% - Great-West Life & Annuity Insurance Capital, LP
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
40.0% - Great-West Life & Annuity Insurance Capital, LLC
100.0% - Great-West Life & Annuity Insurance Capital, LP II
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II
40.0% - Great-West Life & Annuity Insurance Capital, LLC II
100.0% - 2171866 Ontario Inc
100.0% - Great-West Lifeco Finance (Delaware) LP II
100.0% - Great-West Lifeco Finance (Delaware) LLC II
100.0% - 2023310 Ontario Inc.
100.0% - 2023311 Ontario Inc.
100.0% - 6109756 Canada Inc.
        100.0% - 6922023 Canada Inc.
100.0% - 8563993 Canada Inc.
    100.0% - The Great-West Life Assurance Company
71.4% - GWL THL Private Equity I Inc. (28.6% owned by The Canada Life Assurance Company)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
100.0% - Great-West Investors GP Inc.
100.0% - Great-West Investors LP
100.0% - T.H. Lee Interests
100.0% - GWL Realty Advisors Inc.
100.0% - GWL Realty Advisors U.S., Inc.
100.0% - RA Real Estate Inc.
0.1% RMA Real Estate LP
100.0% - Vertica Resident Services Inc.
    100.0% - 2278372 Ontario Inc. (0.0001% interest in NF Real Estate Limited Partnership)
100.0% - GLC Asset Management Group Ltd.
    100.0% - 801611 Ontario Limited
100.0% - 118050 Canada Inc.
    100.0% - 1213763 Ontario Inc.
99.9% - Riverside II Limited Partnership
70.0% - Kings Cross Shopping Centre Ltd.
100.0% - 681348 Alberta Ltd.
100.0% - The Owner: Condominium Plan No 8510578
     50.0% - 3352200 Canada Inc.
100.0% - 1420731 Ontario Limited
100.0% - 1455250 Ontario Limited
100.0% - CGWLL Inc.
65.0% - The Walmer Road Limited Partnership
50.0% - Laurier House Apartments Limited
100.0% - 2024071 Ontario Limited
100.0% - 431687 Ontario Limited
0.1% - Riverside II Limited Partnership
100.0% - High Park Bayview Inc.

75.0% - High Park Bayview Limited Partnership
5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)
100.0% - 647679 B.C. Ltd.
70.0% - TGS North American Real Estate Investment Trust
100.0% - TGS Trust
70.0% - RMA Investment Company (Formerly TGS Investment Company)
100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)
100.0% - RMA Property Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)
100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)
100.0% - RMA (U.S.) Realty LLC (Delaware) [(special shares held by each of 1218023 Alberta Ltd. (50%) and 1214931 Alberta Ltd. (50%)]
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
100.0% - 1218023 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
100.0% - 1214931 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
70.0% - RMA Real Estate LP
100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.
70.0% - KS Village (Millstream) Inc.
70.0% - 0726861 B.C. Ltd.
70.0% - Trop Beau Developments Limited
70.0% - Kelowna Central Park Properties Ltd.
70.0% - Kelowna Central Park Phase II Properties Ltd.
40.0% - PVS Preferred Vision Services
12.5% - Vaudreuil Shopping Centres Limited
    70.0% - Saskatoon West Shopping Centres Limited
    12.5% - 2331777 Ontario Ltd.
    12.5% - 2344701 Ontario Ltd.
12.5% - 2356720 Ontario Ltd.
    12.5% - 0977221 B.C. Ltd.
100.0% - London Insurance Group Inc.
100.0% - Trivest Insurance Network Limited
100.0% - London Life Insurance Company
100.00% - 1542775 Alberta Ltd.
100.0% - 0813212 B.C. Ltd.
30.0% - Kings Cross Shopping Centre Ltd.
30.0% - 0726861 B.C. Ltd.
30.0% - TGS North American Real Estate Investment Trust
100.0% - TGS Trust
30.0% - RMA Investment Company (Formerly TGS Investment Company)
100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)
100.0% - RMA Property Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)
100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)
100.0% - RMA (U.S.) Realty LLC (Delaware) [(special shares held by each of 1218023 Alberta Ltd. (50%) and 1214931
Alberta Ltd. 50%)]
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)

100.0% - 1218023 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
100.0% - 1214931 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
30.0% - RMA Real Estate LP
100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.
100.0% - 1319399 Ontario Inc.
100.0% - 3853071 Canada Limited
50.0% - Laurier House Apartments Limited
30.0% - Kelowna Central Park Properties Ltd.
30.0% - Kelowna Central Park Phase II Properties Ltd.
30.0% - Trop Beau Developments Limited
100.0% - 4298098 Canada Inc.
100.0% - GWLC Holdings Inc.
            100% - GLC Reinsurance Corporation
100.0% - 389288 B.C. Ltd.
100.0% - Quadrus Investment Services Ltd.
35.0% - The Walmer Road Limited Partnership
100.0% - 177545 Canada Limited
100.0% - Lonlife Financial Services Limited
88.0% - Neighborhood Dental Services Ltd.
100.0% - Quadrus Distribution Services Ltd.
100.0% - Toronto College Park Ltd.
     25.0% - High Park Bayview Limited Partnership
30.0% - KS Village (Millstream) Inc.
100.0% - London Life Financial Corporation
89.4% - London Reinsurance Group, Inc. (10.6% owned by London Life Insurance Company)
100.0% - London Life & General Reinsurance Co. Ltd. (1 share held by London Life & Casualty Reinsurance Corporation and 20,099,999 shares held by London Reinsurance Group Inc.)
100.0% - London Life & Casualty Reinsurance Corporation
100.0% - Trabaja Reinsurance Company Ltd.
100.0% - London Life and Casualty (Barbados) Corporation
100.0% - LRG (US), Inc.
100.0% - London Life International Reinsurance Corporation
100.0% - London Life Reinsurance Company
75.0% - Vaudreuil Shopping Centres Limited
30.0% - Saskatoon West Shopping Centres Limited
75.0% - 2331777 Ontario Ltd.
75.0% - 2344701 Ontario Ltd.
75.0% - 2356720 Ontario Ltd.
75.0% - 0977221 B.C. Ltd.
100.0% - Canada Life Financial Corporation
100.0% - The Canada Life Assurance Company
100.0% - Canada Life Brasil LTDA
100.0% - Canada Life Capital Corporation, Inc.
100.0% - Canada Life International Holdings, Limited
100.0% - Canada Life International Services Limited
100.0% - Canada Life International, Limited
100.0% - CLI Institutional Limited
100.0% - Canada Life Irish Holding Company, Limited
100.0% - Setanta Asset Management Limited
50.0% - Setanta Asset Management Funds Public Limited Company
100.0% - Canada Life Group Services Limited

100.0% - Canada Life Europe Investment Limited
78.67% - Canada Life Assurance Europe Limited
100.0% - Canada Life Europe Management Services, Limited
21.33% - Canada Life Assurance Europe Limited

100.0% - Canada Life International Re, Limited
100.0% - Canada Life Reinsurance International, Ltd.
100.0% - Canada Life Reinsurance, Ltd.
100.0% - The Canada Life Group (U.K.), Limited
100.0% - Canada Life Pension Managers & Trustees, Limited
100.0% - Canada Life Asset Management Limited
100.0% - Canada Life European Real Estate Limited
100% - Hotel Operations (Walsall) Limited
100.0% - Hotel Operations (Cardiff) Limited
100.0% - Canada Life Trustee Services (U.K.), Limited
100.0% - CLFIS (U.K.), Limited
100.0% - Canada Life, Limited
100.0% - Canada Life Assurance (Ireland), Limited
    50.0% - Setanta Asset Management Funds Public Limited Company
100.0% - Canada Life (U.K.), Limited
100.0% - Albany Life Assurance Company, Limited
100.0% - Canada Life Management (U.K.), Limited
100.0% - Canada Life Services (U.K.), Limited
100.0% - Canada Life Fund Managers (U.K.), Limited
100.0% - Canada Life Group Services (U.K.), Limited
100.0% - Canada Life Holdings (U.K.), Limited
100.0% - Canada Life Irish Operations, Limited
100.0% - Canada Life Ireland Holdings, Limited.
100.0% - Irish Life Group Limited
100.0% - Irish Progressive Services International Ltd
100.0% - Irish Life Group Services Limited
100.0% - Irish Life Financial Services Limited
49.0% - Glohealth Financial Services Limited
100.0% - Irish Life Investment Managers Limited
100.0% - Summit Asset Managers Ltd.
7.0% - Irish Association of Investment Managers
100.0% - Vestone Ltd.
100.0% - Cornmarket Group Financial Services Ltd.
100.0% - Cornmarket Insurance Brokers Ltd.
100.0% - Adelaide Insurance Services Ltd.
100.0% - Savings & Investments Ltd.
100.0% - Gregan McGuiness (Life & Pensions) Ltd.
100.0% - Irish Life Associate Holdings
100.0% - Irish Life Irish Holdings
30.0% - Allianz-Irish Life Holdings plc.
100.0% - Irish Life Assurance plc.

100.0% - Ballsbridge Property Investments Ltd.
100.0% - Cathair Ce Ltd.
100.0% - Ilona Financial Group, Inc.
100.0% - Irish Life Unit Fund Managers Ltd.
100.0% - Keko Park Ltd.
100.0% - Stephen Court Ltd.
100.0% - Tredwell Associates Ltd.
100.0% - Irish Life Trustee Services Limited
100.0% - Kohlenberg & Ruppert Premium Properties S.A.
100.0% - Office Park De Mont-St-Guibert A S.A.
100.0% - Office Park De Mont-St-Guibert B S.A.
100.0% - Office Park De Mont-St-Guibert C S.A.
100.0% - Ilot St Michel Lux S.A.R.L.
100.0% - Ilot St Michel FH S.P.R.L.
100.0% - Ilot St Michel LLH S.P.R.L.
100.0% - Etak SAS
100.0% - Mili SAS
100.0% - Sarip SCI
66.66% - City Park (Hove) Management Company Ltd.
66.66% - City Gate Park Administration Limited
98.0% - Westlink Industrial Estate Management Company Ltd.
51.0% - Sjrq Riverside IV Management Limited
50.0% - Hollins Clough Management Company Ltd.
50.0% - Dakline Company Ltd.
50.0% - Ashtown Management Company Ltd.
25.0% - Fulwood Park Management Company (No. 2) Ltd.
20.0% - Choralli Limited
14.0% - Houghton Hall Management Limited
14.0% - Baggot Court Management Limited
14.0% - Richview Office Park Management Company Limited
5.5% - Padamul Ltd.
100.0% - Canada Life Group Holdings Limited
100.0% - 4073649 Canada, Inc. (1 common share owned by 587443 Ontario, Inc.)
100.0% - Canada Life Finance (U.K.), Limited
100.0% - CL Luxembourg Capital Management S.á.r.l.
100.0% - 8478163 Canada Limited
100.0% - Canada Life Bermuda Limited
100.0% - The Canada Life Insurance Company of Canada
94.4% - MAM Holdings Inc. (5.6% owned by GWL)
100.0% - Mountain Asset Management LLC
12.5% - 2331777 Ontario Ltd.
12.5% - 2344701 Ontario Ltd.

12.5% - Vaudreuil Shopping Centres Limited
12.5% - 2356720 Ontario Ltd.
12.5% - 0977221 B.C. Ltd.
100.0% - CL Capital Management (Canada), Inc.
100.0% - GRS Securities, Inc.
100.0% - 587443 Ontario, Inc.
100.0% - Canada Life Mortgage Services, Ltd.
100.0% - Adason Properties, Limited
100.0% - Adason Realty, Ltd.

D.    IGM Financial Inc. Group of Companies (Canadian mutual funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.78% - Power Financial Corporation
58.63% - IGM Financial Inc.
100.0% - Investors Group Inc.
100.0% - Investors Group Financial Services Inc.
100.0% - I.G. International Management Limited
100.0% - I.G. Investment Management (Hong Kong) Limited
100.0% - Investors Group Trust Co. Ltd.
100.0% - 391102 B.C. Ltd.
100.0% - I.G. Insurance Services Inc.
100.0% - Investors Syndicate Limited
100.0% - Investors Group Securities Inc.
100.0% - 6460675 Manitoba Ltd.
100.0% - I.G. Investment Management, Ltd.
100% - Investors Group Corporate Class Inc.
100.0% - Investors Syndicate Property Corp.
100.0% - 0965311 B.C. Ltd.
19.63% - I.G. (Rockies) Corp.
100.0% - I.G. Investment Corp.
80.37% - I.G. (Rockies) Corp. (19.63% owned by I.G. Investment Management, Ltd.)
100.0% - Mackenzie Inc.
100.0% - Mackenzie Financial Corporation
100.0% - Mackenzie Investments Charitable Foundation
14.28% - Strategic Charitable Giving Foundation
100.0% - Mackenzie Cundill Investment Management (Bermuda) Ltd.
100.0% - Mackenzie Financial Capital Corporation
100.0% - Multi-Class Investment Corp.
100.0% - MMLP GP Inc.
100.0% - Mackenzie Investments Corporation
100.0% - Mackenzie Investments PTE. Ltd.
97.50% - Investment Planning Counsel Inc. (and 2.50% owned by Management of IPC management)
100.0% - IPC Investment Corporation
100.0% - 9132-2115 Quebec Inc.
100.0% - IPC Save Inc.
100.0% - IPC Estate Services Inc.
100.0% - IPC Securities Corporation
88.95% - IPC Portfolio Services Inc. (and 11.05% owned by advisors of IPC Investment Corporation and IPC Securities Corporation)
100.0% - Counsel Portfolio Services Inc.
100.0% - Counsel Portfolio Corporation
100% - Independent Planning Group Inc.
100.0% - VirtucoTechnologies Inc.
100.0% - IPG Insurance Inc.

E.	Pargesa Holding SA Group of Companies (European investments)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.78% - Power Financial Corporation
100.0% - Power Financial Europe B.V.
    50.0% - Parjointco N.V.
     75.4% - Pargesa Holding SA (55.6% capital)
100.0% - Pargesa Netherlands B.V.
52.0% - Groupe Bruxelles Lambert (50.0% in capital)
    Capital
7.2% - Suez Environment Company (of which 0.3% in trading)
27.3% - Lafarge SA (21.0% in capital)
6.9% - Pernod Ricard (7.5% in capital)
0.1% - Iberdrola (INFORMATION NOT PUBLIC)
5.6% - Umicore (INFORMATION NOT PUBLIC)
0.4% - LTI One
100.0% - Belgian Securities B.V.
Capital
71.6% - Imerys (56.2% in capital)
100.0% - Brussels Securities B.V.
Capital
99.6% - LTI One
100.0% - Sagerpar
3.9% - Groupe Bruxelles Lambert
100.0% - GBL Overseas Finance N.V.
100.0% - GBL Treasury Center
Capital
100.0% - GBL Energy S.á.r.l.
Capital
3.3% - Total SA (3.6% in capital)
100.0% - GBL Verwaltung GmbH
100.0% - Immobilière Rue de Namur S.á.r.l.
100.0% - GBL Verwaltung SA
Capital
100.0% - GBL Investments Limited
100.0% - GBL R
100.0% - Sienna Capital S.á.r.l
Capital
66.66% - Kartesia Credit Opportunities I SCA, SICAV-SIF
40.0% - Kartesia GP SA
100.0% - Serena S.á.r.l
Capital
15.0% - SGS
2.4% - GDF SUEZ (of which 0.1% in trading)
43.0% - ECP 1
42.4% - ECP 2
100.0% - ECP3
100.0% - Pargesa Netherlands B.V.
100.0% - SFPG

F.    Square Victoria Communications Group Inc. Group of Companies (Canadian communications)

Power Corporation of Canada
100.0% - Square Victoria Communications Group Inc.
100.0% - Gesca Ltée
100.0% - La Presse, ltée

100.0% 7991347 Canada inc.
100.0% - Gesca Numérique Ltée
100.0% - 3855082 Canada Inc.
100.0% - 3834310 Canada Inc.
100.0% - Square Victoria Digital Properties inc.
100.0% - 4400046 Canada Inc.
81.73% - 9059-2114 Québec Inc.
98.36% - DuProprio Inc.
100.0% - VR Estates Inc.
100.0% - 0757075 B.C. Ltd.
0.1% - Lower Mainland Comfree LP
99.9% - Lower Mainland Comfree LP
100.0% - Comfree Commission Free Realty Inc.
100.0% - CF Real Estate First Inc.
100.0% - CF Real Estate Max Inc.
100.0% - CF Real Estate Ontario Inc.
100.0% - CF Real Estate Maritimes Inc.
100.0% - DP Immobilier Québec Inc.
100.0% - 8495122 Canada Inc.
100.0% - Les Éditions Gesca Ltée
100.0% - 9289-9822 Québec inc. (anciennement Groupe Espaces Inc.)
100.0% - Les Éditions La Presse Ltée
100.0% - (W.illi.am) 6657443 Canada Inc.
2.72% - Acquisio Inc.
50.0% - Workopolis Canada
23.61% - Tuango Inc.
25.0% - Olive Média
100.0% - Attitude Digitale Inc.
26.32% - Checkout 51 Inc.
100.0% - Square Victoria C.P. Holding Inc.
33.3% - Canadian Press Enterprises Inc.
100.0% - Broadcast News Limited
100.0% - Press News Limited
100.0% - Pagemasters North America Inc.

G.	Power Corporation (International) Limited Group of Companies (Asian investments)

Power Corporation of Canada
100.0% - Power Corporation (International) Limited
99.9% - Power Pacific Corporation Limited
25.0% - Barrick Power Gold Corporation of China Limited
100.0% - Power Pacific Mauritius Limited
0.1% - Power Pacific Equities Limited
99.9% - Power Pacific Equities Limited
4.31% - CITIC Pacific Limited
9.78% - Vimicro International Corporation
100.0% - Power Communications Inc.
0.1% - Power Pacific Corporation Limited
10.0% - China Asset Management Limited

H.    Other PCC Companies

Power Corporation of Canada
100.0% - 152245 Canada Inc.
100.0% - Power Tek, LLC
100.0% - 3540529 Canada Inc.
18.75% - Société Immobiliére HMM
100.0% - Gelprim Inc.
100.0% - 3121011 Canada Inc.

100.0% - 171263 Canada Inc.
100.0% - Victoria Square Ventures Inc.
22.12% - Bellus Health Inc.
25.0% - Club de Hockey Les Remparts de Québec Inc.
100.0% - Power Energy Corporation
62.83% - Potentia Solar Inc.
100.0% - Power Energy Eagle Creek Inc.
60.0% - Power Energy Eagle Creek LLP
     22.98% - Eagle Creek Renewable Energy, LLC
100.0% - Power Communications Inc.
100.0% - Brazeau River Resources Investments Inc.
100.0% - PCC Industrial (1993) Corporation
100.0% - Power Corporation International
100.0% - 3249531 Canada Inc.
100.0% - Sagard Capital Partners GP, Inc.
99.7% - Sagard Capital Partners, L.P.
100.0% - Power Corporation of Canada Inc.
100.0% - Square Victoria Real Estate Inc.
100.0% - PL S.A.
100.0% - 4190297 Canada Inc.
100% Sagard Capital Partners Management Corp.
100.0% - Sagard S.A.S.
100.0% - Marquette Communications (1997) Corporation
100.0% - 4507037 Canada Inc.
100.0% - 4524781 Canada Inc.
100.0% - 4524799 Canada Inc.
100.0% - 4524802 Canada Inc.

I.    Other PFC Companies

Power Financial Corporation
100.0% - 4400003 Canada Inc.
100.0% - 3411893 Canada Inc.
100.0% - 3439453 Canada Inc.
100.0% - 4507045 Canada Inc.
100.0% - Power Financial Capital Corporation
100.0% - 7973594 Canada Inc.
100.0% - 7973683 Canada Inc.
100.0% - 7974019 Canada Inc.
100.0% - 8677964 Canada Inc.

Item 27.        Number of Contractowners
As of November 30, 2014, there was 1 owner of a qualified group contract and 1 owner of a non-qualified group contract offered by Registrant.

Item 28.     Indemnification.

Provisions exist under the Colorado General Corporation Code and the Bylaws of Great-West whereby Great-West may indemnify a director, officer, or controlling person of Great-West against liabilities arising under the Securities Act of 1933.  The following excerpts contain the substance of these provisions:

Colorado Business Corporation Act
Article 109 - INDEMNIFICATION
Section 7-109-101.  Definitions.
As used in this Article:

(1)"Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.
(2)"Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promoter, or a trustee of or to hold a similar position with, another domestic or foreign entity or employee benefit plan.  A director is considered to be serving an employee benefit plan at the corporation's request if the director’s duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan.  “Director” includes, unless the context requires otherwise, the estate or personal representative of a director.
(3)"Expenses" includes counsel fees.
(4)"Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.
(5)"Official capacity" means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation.  "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.
(6)"Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.
(7)"Proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.
Section 7-109-102.  Authority to Indemnify Directors.
(1)Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in the proceeding if:
(a)The person conducted himself or herself in good faith; and
(b)The person reasonably believed:
(I) In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation's best interests; and
(II) In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and
(c)In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.
(2) A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section.  A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.
(3)The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.
(4) A corporation may not indemnify a director under this section:

(a)In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or
(b)In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.
(5)Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.
Section 7-109-103.  Mandatory Indemnification of Directors.
Unless limited by the articles of incorporation, a corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by him or her in connection with the proceeding.
Section 7-109-104.  Advance of Expenses to Directors.
(1)A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:
(a)The director furnishes the corporation a written affirmation of the director’s good-faith belief that he or she has met the standard of conduct described in Section 7-109-102;
(b)The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and
(c)A determination is made that the facts then know to those making the determination would not preclude indemnification under this article.
(2)The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.
(3)Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.
Section 7-109-105.  Court-Ordered Indemnification of Directors.
(1)Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction.  On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner
(a)If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.
(b)If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.
Section 7-109-106.  Determination and Authorization of Indemnification of Directors.

(1) A corporation may not indemnify a director under Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102.  A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.
(2)The determinations required by subsection (1) of this section shall be made:
(a)By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum; or
(b)If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.
(3)If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:
(a)By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or
(b)By the shareholders.
(4)Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.
Section 7-109-107.  Indemnification of Officers, Employees, Fiduciaries, and Agents.
(1)Unless otherwise provided in the articles of incorporation:
(a)An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;
(b)A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and
(c)A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.
Section 7-109-108.  Insurance.
A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation or who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of any other domestic or entity or of an employee benefit plan against liability asserted against or incurred by the person in that capacity or arising from the person’s status as a director, officer, employee, fiduciary, or agent whether or not the corporation would have the power to indemnify the person against such liability under the Section 7-109-102, 7-109-103 or 7-109-107.  Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the law of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.
Section 7-109-109.  Limitation of Indemnification of Directors.
(1)A provision concerning a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108.  If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.
(2)Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

Section 7-109-110.  Notice to Shareholders of Indemnification of Director.
If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting.  If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

Bylaws of Great-West

Article IV.  Indemnification

SECTION 1.  In this Article, the following terms shall have the following meanings:

(a)
“expenses” means reasonable expenses incurred in a proceeding, including expenses of investigation and preparation, expenses in connection with an appearance as a witness, and fees and disbursement of counsel, accountants or other experts;

(b)	“liability” means an obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty or fine;

(c)	“party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding;

(d)	“proceeding” means any threatened, pending or completed action, suit, or proceeding whether civil, criminal, administrative or investigative, and whether formal or informal.

SECTION 2.  Subject to applicable law, if any person who is or was a director, officer or employee of the corporation is made a party to a proceeding because the person is or was a director, officer or employee of the corporation, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if, with respect to the matter(s) giving rise to the proceeding:

(a)	the person conducted himself or herself in good faith; and

(b)	the person reasonably believed that his or her conduct was in the corporation’s best interests; and

(c)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

(d)	if the person is or was an employee of the corporation, the person acted in the ordinary course of the person’s employment with the corporation.

SECTION 3.  Subject to applicable law, if any person who is or was serving as a director, officer, trustee or employee of another company or entity at the request of the corporation is made a party to a proceeding because the person is or was serving as a director, officer, trustee or employee of the other company or entity, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if:

(a)
the person is or was appointed to serve at the request of the corporation as a director, officer, trustee or employee of the other company or entity in accordance with Indemnification Procedures approved by the Board of Directors of the corporation; and

(b)	with respect to the matter(s) giving rise to the proceeding:

i.	the person conducted himself or herself in good faith; and

ii.
the person reasonably believed that his or her conduct was at least not opposed to the corporation’s best interests (in the case of a trustee of one of the corporation’s staff benefits plans, this means that the person’s conduct was for a purpose the person reasonably believed to be in the interests of the plan participants); and

iii.	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

(c)	if the person is or was an employee of the other company or entity, the person acted in the ordinary course of the person’s employment with the other company or entity.

Item 29.  Principal Underwriter
(a)GWFS Equities, Inc. (“GWFS”) is the distributor of the securities of the Registrant.  GWFS also services as distributor or principal underwriter for Great-West Funds, Inc. (formerly Maxim Series Fund, Inc.), an open-end management investment company, Maxim Series Account of Great-West Life & Annuity Insurance Company (“Great-West”), Variable Annuity-1 Series Account of Great-West, COLI VUL-2 Series Account of Great-West and COLI VUL-4 Series Account of Great-West, Variable Annuity-2 Series Account of Great-West, Trillium Variable Annuity Account of Great-West, Prestige Variable Life Account of Great-West, Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York (“Great-West NY), and Variable Annuity-2 Series Account of Great-West NY, and COLI VUL-2 Series Account of Great-West NY.
(b)Directors and Officers of GWFS

Name	Principal Business Address	Position and Office with Underwriter
C.P. Nelson	(1)	Chairman, President and Chief Executive Officer
D.L. Musto	(1)	Director and Executive Vice President
R.K. Shaw	(1)	Director and Executive Vice President
W.S. Harmon	(1)	Director and Senior Vice President
S.A. Bendrick	(1)	Director and Vice President
B.P. Neese	(1)	Director and Vice President
M.R. Edwards	(1)	Senior Vice President
R.J. Laeyendecker	(1)	Senior Vice President

B.A. Byrne	(1)	Senior Vice President, Legal, Chief Compliance Officer and Secretary
C. Bergeon	(1)	Vice President
S.M. Gile	(1)	Vice President
B. Lewis	(1)	Vice President, Defined Contribution Markets
M.C. Maiers	(1)	Vice President and Treasurer
T.L. Luiz	(1)	Compliance Officer
J. Terwilliger	(1)	Assistant Secretary and Assistant Chief Compliance Officer
(1) 8515 East Orchard Road, Greenwood Village, CO 80111

(c)	Commissions and other compensation received from the Registrant by Principal Underwriter during Registrant's last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation

GWFS	-0-	-0-	-0-	-0-

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for the effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Greenwood Village, and State of Colorado, on this 18th day of December, 2014.

FUTURE FUNDS SERIES ACCOUNT
(Registrant)

By:	/s/ Robert L. Reynolds
Robert L. Reynolds,
President and Chief Executive Officer of Great-West Life & Annuity Insurance Company

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Depositor)

By:	/s/ Robert L. Reynolds
Robert L. Reynolds,
President and Chief Executive Officer

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ R. Jeffrey Orr	Chairman of the Board	December 18, 2014
R. Jeffrey Orr*

/s/ Robert L. Reynolds	Director, President and Chief Executive Officer	December 18, 2014
Robert L. Reynolds

/s/ Louis J. Mannello, Jr.	Senior Vice President and Chief Financial Officer	December 18, 2014
Louis J. Mannello, Jr.

/s/ John L. Bernbach	Director	December 18, 2014
John L. Bernbach*

Director
Marcel R. Coutu

/s/ André Desmarais	Director	December 18, 2014
André Desmarais*

Director
Olivier Desmarais

/s/ Paul Desmarais, Jr.	Director	December 18, 2014
Paul Desmarais, Jr.*

Director
Paul Desmarais, III

/s/ Alain Louvel	Director	December 18, 2014
Alain Louvel*

/s/ Paul A. Mahon	Director	December 18, 2014
Paul A. Mahon*

/s/ Jerry E.A. Nickerson	Director	December 18, 2014
Jerry E.A. Nickerson*

/s/ Michel Plessis-Bélair	Director	December 18, 2014
Michel Plessis-Bélair*

/s/ Henri-Paul Rousseau	Director	December 18, 2014
Henri-Paul Rousseau*

/s/ Raymond Royer	Director	December 18, 2014
Raymond Royer*

Director
T. Timothy Ryan, Jr.

/s/ Jerome J. Selitto	Director	December 18, 2014
Jerome J. Selitto*

/s/ Gregory D. Tretiak	Director	December 18, 2014
Gregory D. Tretiak*

/s/ Brian E. Walsh	Director	December 18, 2014
Brian E. Walsh*

*By: /s/ Richard G. Schultz		December 18, 2014
Richard G. Schultz
Attorney-in-Fact pursuant to Power of Attorney